Employee benefit expenses	12 Months Ended
Jun. 30, 2021
Employee benefit expenses
Employee benefit expenses
7	Employee benefit expenses

7.1Employee benefit expenses and average number of people employed

	2021	2020	2019
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(283,463)	(249,564)	(293,424)
Social security costs	(33,773)	(29,743)	(34,799)
Share-based payments (note 28)	(2,002)	(1,435)	(1,251)
Pension costs - defined contribution schemes (note 29.2)	(3,362)	(3,287)	(2,882)
	(322,600)	(284,029)	(332,356)

Details of the pension arrangements offered by the Company and the Group are disclosed in note 29.

The average number of employees during the year, including directors, was as follows:

	2021	2020	2019
	Number	Number	Number
By activity:
Football – men’s and women’s players	118	115	104
Football - technical and coaching	176	176	163
Commercial	131	129	114
Media	90	88	85
Administration and other	468	484	474
Average number of employees	983	992	940

The Group also employs approximately 945 temporary staff to perform, among other things, catering, security, ticketing, hospitality and marketing services during Matchdays at Old Trafford (2020: 3,593; 2019: 3,340 ), the costs of which are included in the employee benefit expense above. The reduction in temporary employees in fiscal 2021 is due to the COVID-19 pandemic and virtually all matches being played behind closed doors.

7.2Key management compensation

Key management includes directors (executive and non-executive) of the Company. The compensation paid or payable to key management for employee services, which is included in the employee benefit expense table above, is shown below:

	2021	2020	2019
	£’000	£’000	£’000
Short-term employee benefits	(8,326)	(9,507)	(9,961)
Share-based payments	(1,125)	(1,017)	(748)
Post-employment benefits	(5)	(20)	(20)
	(9,456)	(10,544)	(10,729)